INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Rate by Subsidiary and VIE

The preferential tax rates, which were used to calculate the tax provision based on the Group's interpretation of the EIT Law, are presented in the following table.

PRC entities	2010	2011	2012	2013	2014

CMR Web	15.0%	15.0%	15.0%	15.0%	15.0%
Hongcheng Liye	15.0%	15.0%	15.0%	15.0%	15.0%
Hongcheng Education	7.5%	15.0%	15.0%	15.0%	15.0%
ZhongNongda Network	15.0%	15.0%	15.0%	15.0%	15.0%
Beiyuda	7.5%	7.5%	7.5%	15.0%	15.0%
Gotop Hongcheng	7.5%	7.5%	15.0%	15.0%	15.0%
Hongcheng Technology	15.0%	15.0%	15.0%	15.0%	15.0%
Dongcai	15.0%	15.0%	15.0%	15.0%	15.0%
Chongda	12.5%	15.0%	15.0%	15.0%	15.0%

Schedule of Components of Income Tax Expense

The current and deferred components of the income tax expense appearing in the consolidated statements of operation were as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current tax	17,933	23,078	19,939
Deferred tax provision (benefit)	(4,600)	(6,034)	6,488

	13,333	17,044	26,427

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the Group's deferred income tax assets and liabilities were as follows:

	As of December 31,
	2011	2012
	RMB	RMB

Current deferred tax assets
Deferred revenues	11,517	11,685

Total current deferred tax assets	11,517	11,685
Less: valuation allowance on deferred tax assets	(5,820)	(2,114)

Total net current deferred tax assets	5,697	9,571

Non-current deferred tax assets
Property and equipment	658	339
Deferred revenues	1,227	1,137
Net operating loss carry forwards	14,203	11,753

Total non-current deferred tax assets	16,088	13,229
Less: valuation allowance on deferred tax assets	(7,871)	(11,144)

Total net non-current deferred tax assets	8,217	2,085

Non-current deferred tax liabilities
Property and equipment	70	64
Acquired intangible assets	9,173	7,117
Amount due from related party-non current	-	6,292

Total deferred tax liabilities	9,243	13,473

Reconciliation of Income Tax Expense to Statutory Tax Rate

Reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before income taxes was as follows:

	For the years ended December 31,
	2010	2011	2012
	%	%	%

Statutory rate	25	25	25
Tax holiday and exemptions	(10)	(18)	(14)
Effect on tax rates in different tax jurisdiction	3	5	3
Expenses non-deductible for tax purposes	-	-	7
Changes in valuation allowance	2	8	-
Increase (decrease) in unrecognized tax benefit	(5)	3	3

Effective tax rates	15	23	24

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

RMB

Balance at January 1, 2011	3,691
Additions based on tax positions related to the current year	2,062
Other - interest and penalty	336

Balance at December 31, 2011	6,089
Additions based on tax positions related to the current year	2,221
Other - interest and penalty	485

Balance at December 31, 2012	8,795